SEGMENT REPORTING - Reconciliation of EBITDA to Net Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Segments [Abstract]
Adjusted EBITDA	$ 1,463.7	$ 1,076.7
Depreciation of property and equipment	931.8	810.6
Amortization of intangible assets	461.2	427.0
Interest and other finance costs	434.1	597.6
Loss (gain) on foreign exchange	16.2	(37.3)
Loss on sale of property and equipment	1.9	4.6
Mark-to-market loss on fuel hedges	0.0	1.8
Mark-to-market loss on Purchase Contracts	349.6	449.2
Share-based payments	45.7	37.9
Gain on divestiture	(153.3)	0.0
Impairment and other charges	0.0	21.4
Transaction costs	64.2	60.1
IPO transaction costs	0.0	46.2
Acquisition, rebranding and other integration costs	25.1	11.4
Deferred purchase consideration	0.0	2.0
Income tax recovery	(106.0)	(253.4)
Net loss	$ (606.8)	$ (1,102.4)